Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current:
Cash and cash equivalents	$ 56,621	$ 79,107	[1]	$ 12,044
Restricted cash	454	353	[1]	1,154
Accounts receivable, net	1,620	1,676	[1]	526
Prepaids, advances and other	3,790	3,174	[1]	3,284
Other receivables	1,843	1,306	[1]	1,076
Inventories, net	13,148	10,190	[1]	5,416
Total current assets	77,476	95,806	[1]	23,500
Investment – Lift & Co			[1]	376
Investment – Cansativa	1,528	1,553	[1]	1,701
Property, plant and equipment, net of accumulated depreciation of $4,365 and $3,356 for the six months ended June 30, 2021 and December 31, 2020, respectively	28,704	25,680	[1]	24,374
Intangible assets, net	23,498	24,279	[1]	25,510
Goodwill	18,508	18,508	[1]	20,190
Other non-current assets	58	52	[1]	66
Total Assets	149,772	165,878	[1]	95,717
Current:
Accounts payable	3,258	4,429	[1]	3,373
Accrued expenses and other current liabilities	3,046	4,865	[1]	2,723
Current portion of Convertible notes	27,119
Warrant liability	22,736	19,061	[1]
Deferred revenue	435	870	[1]
Total current liabilities	56,594	29,225	[1]	6,096
Convertible notes		27,142	[1]	26,566
Loans and borrowings	6,559	6,701	[1]	7,162
Deferred revenue	1,565	1,167	[1]
Deferred tax liabilities	5,700	5,700	[1]	5,700
Other long-term liabilities	532	693	[1]
Total Liabilities	70,950	70,628	[1]	45,524
Contingencies and commitments			[1]
Shareholders’ equity
Common shares, without par value, unlimited shares authorized: 25,629,641 and 24,883,024 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively			[1]
Preferred shares, without par value, unlimited shares authorized, nil shares issued and outstanding for each of June 30, 2021 and December 31, 2020			[1]
Additional paid-in capital	170,557	164,264	[1]	77,431
Accumulated deficit	(91,735)	(69,014)	[1]	(31,933)
Total equity attributable to shareholders	78,822	95,250	[1]	45,498
Non-controlling interest			[1]	4,695
Total shareholders’ equity	78,822	95,250	[1]	50,193
Total liabilities and shareholders’ equity	$ 149,772	$ 165,878	[1]	$ 95,717

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.